SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On March 22, 2024, the Company conducted a private placement offering, selling a combined total of 620 Series D Convertible Preferred Stock and 2,125 Series E Convertible Preferred Stock to both existing and new accredited investors. The offering price for both Series D and Series E was at $1,000 per share with a common equivalent of $3.00 for both classes of shares. The private placement brought in gross proceeds of $2,745,000 to the Company. The Series D Convertible Preferred Stock has already been approved for common stock conversion during the Company's 2023 annual shareholders meeting. The Series E Preferred Stock is subject to shareholder approval for conversion to common stock. As such, the securities purchase agreement for Series E Convertible Preferred Stock carries standard anti-dilution provisions which remain in effect until December 31, 2024.

In connection with the Purchase Agreement, the Company also entered into a Registration Rights Agreement with the Purchasers. Pursuant to the Registration Rights Agreement, the Company shall file with the SEC a registration statement covering the resale by the Purchasers of the shares of common stock into which the shares of Series D and Series E Preferred Stock are convertible. Subject to certain conditions, the Company must cause the registration statement to be declared effective by 90 days after closing (or in the event of a full review by the SEC, by 120 days). The Registration Rights Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties. Under the Purchase Agreement, the Company is required to hold a meeting of shareholders at the earliest practical date, but in no event later than 120 days after closing (or 150 days in the event of a review of the proxy statement by the Securities and Exchange Commission (the “SEC”)). As described below, the terms of the Series E Preferred Stock limit its convertibility until the Company receives shareholder approval (the “Stockholder Approval”). If the Company does not obtain the Stockholder Approval at the first meeting, it is required to hold shareholder meetings every four months until the Stockholder Approval is obtained.

The Purchase Agreement for Series E Preferred Stock also provides that the Company will not, with certain exceptions, sell or issue common stock or Common Stock Equivalents (as defined in the Purchase Agreement) on or prior to December 31, 2024 that entitles any person to acquire shares of common stock at an effective price per share less than the then conversion price of the Series E Preferred Stock without the consent of the Purchaser.

The Registration Rights Agreement contains provisions for liquidated damages equal to 1% multiplied by the aggregate subscription amount paid, paid each month, in the event certain deadlines are missed.